BORROWINGS	6 Months Ended
Jun. 30, 2023
BORROWINGS
BORROWINGS

9 BORROWINGS

Composition of borrowings

	As at 30 June 2023			As at 31 December 2022
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	(463)	—	(463)	(302)	—	(302)
Loan and overdrafts	(40)	—	(40)	(91)	—	(91)
Lease liabilities	(41)	(105)	(146)	(44)	(117)	(161)
Non-voting preference shares	—	(25)	(25)	—	(25)	(25)
Bonds	(553)	(8,638)	(9,191)	—	(9,861)	(9,861)
	(1,097)	(8,768)	(9,865)	(437)	(10,003)	(10,440)

Short-term borrowings

As at 30 June 2023, the Group had within short-term borrowings, Pre-Separation USD Notes of $700m (£553m) (31 December 2022: nil). The average effective pre-swap interest rate of all short-term notes in issue as at 30 June 2023 was c.3% (31 December 2022: nil).

The Group has commercial paper programmes (£2bn Euro and $10bn US Dollar) pursuant to which members of the Group may issue commercial paper from time to time. The Group had a balance of £463m (31 December 2022: £302m) of outstanding commercial papers. The weighted average interest rate on the commercial paper as at 30 June 2023 was 4.81% (31 December 2022: 3.23%).

As at 30 June 2023, the Group had short-term bank loans of £15m (31 December 2022: £18m). The weighted average interest rate on short-term bank loans as at 30 June 2023 was 6.85% (31 December 2022: 6.70%).

Long-term borrowings

As at 30 June 2023, the Group had within long-term borrowings, Pre-Separation Programme Notes and Pre-Separation USD Notes of £8,638m (31 December 2022: £9,861m), of which £5,077m (31 December 2022: £5,299m) fell due in more than five years. The average effective pre-swap interest rate of all long-term notes in issue as at 30 June 2023 was c.3% (31 December 2022: 3.07%).

On 2 March 2023, the Group exercised its option to redeem at par the $300m of Callable Floating Rate Senior Notes due 2024 on 24 March 2023. The carrying value of the bond was equal to the par value at the settlement date hence no gain or loss was recognised in the condensed consolidated interim financial statements.

As a part of the demerger activities, the Company issued 25,000,000 non-voting preference shares (NVPS) of £1.00 each to Pfizer Inc. These non-voting preference shares are not convertible in nature. Pfizer Inc. has subsequently disposed of the NVPS to an external third party.

Committed credit facilities

The Group has undrawn credit facilities of £1,000m and $1,400m with initial maturity dates of September 2025 and September 2023 respectively. As at 30 June 2023, no amounts were drawn under these facilities (31 December 2022: nil).

Movement in assets and liabilities arising from financing activities

	At 1 January 2023 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements[1] £m	At 30 June 2023 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	245	389	589	(8,663)
Short-term borrowings	(320)	(156)	15	(566)	(1,027)
Lease liabilities	(161)	25	8	(18)	(146)
Derivative financial instruments	(112)	79	—	(117)	(150)
Total financial liabilities arising from financing activities	(10,479)	193	412	(112)	(9,986)
Cash and cash equivalents net of bank overdrafts	611	(117)	(33)	—	461
Total	(9,868)	76	379	(112)	(9,525)

1.	Includes the reclassification of $700m USD Notes (£553m) USD Notes from long-term to short-term borrowings.

	At 1 January 2022 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 30 June 2022 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	—	(9,241)	(626)	48	(9,819)
Short-term borrowings	(41)	11	(1)	(2)	(33)
Lease liabilities	(117)	17	(12)	(19)	(131)
Derivative financial instruments	(2)	(221)	1	302	80
Total financial liabilities arising from financing activities	(160)	(9,434)	(638)	329	(9,903)
Cash and cash equivalents net of bank overdrafts	406	639	22	—	1,067
Total	246	(8,795)	(616)	329	(8,836)